Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 34,202	$ 30,128	$ 59,593	$ 60,066	$ 114,080	$ 26,759	$ 44,566
Revenue recognized	3,900	1,400	3,700	600	600	500	300
Products and services transferred at a point in time
Disaggregation of Revenue [Line Items]
Revenue	33,783	29,059	58,639	58,611	110,079	26,729	3,866
Services provided over time
Disaggregation of Revenue [Line Items]
Revenue	419	1,069	954	1,455	4,001	30	40,700
Electric vehicles products
Disaggregation of Revenue [Line Items]
Revenue	23,577	5,274	38,200	8,304	31,123	19,462	0
Electric vehicles services
Disaggregation of Revenue [Line Items]
Revenue	74	75	157	108	204	0	2,693
Charging, batteries and powertrain products
Disaggregation of Revenue [Line Items]
Revenue	956	1,683	1,210	3,168	5,886	506	0
Charging, batteries and powertrain services
Disaggregation of Revenue [Line Items]
Revenue	338	617	790	756	2,645	0	0
Title and escrow services
Disaggregation of Revenue [Line Items]
Revenue	9,171	22,069	19,096	46,909	72,686	0	0
Digital advertising services and other
Disaggregation of Revenue [Line Items]
Revenue	0	34	0	231	231	1,631	1,173
Fund raising services
Disaggregation of Revenue [Line Items]
Revenue	7	0	7	0
Other revenue
Disaggregation of Revenue [Line Items]
Revenue	79	376	133	590	1,305	0	0
Grant
Disaggregation of Revenue [Line Items]
Revenue	100	400	100	600	1,300	0	0
Malaysia
Disaggregation of Revenue [Line Items]
Revenue	33	40	50	47	65	83	0
USA
Disaggregation of Revenue [Line Items]
Revenue	14,372	25,014	26,132	51,889	84,303	1,631	41,873
PRC
Disaggregation of Revenue [Line Items]
Revenue	15,647	5,074	28,882	8,130	$ 29,712	$ 25,045	$ 2,693
Italy
Disaggregation of Revenue [Line Items]
Revenue	$ 4,150	$ 0	$ 4,529	$ 0